UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22706

The DMS Funds

(Exact name of registrant as specified in charter)

2619 Leiscz’s Bridge Road, Suite 200

Leesport, PA 19533

(Address of principal executive offices)(Zip code)

Timothy F. Demers, Stevens & Lee

111 N. 6th Street, P.O. Box 679

Reading, PA 19603-0679

 (Name and address of agent for service)

Registrant's telephone number, including area code: (484) 671-2520

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	DMS India Bank Index Fund
	Schedule of Investments
	December 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS *** - 83.28%

Bank - 83.28%
372	Andhra Bank	558
4,200	Axis Bank, Ltd.	33,470
411	Bank of India	1,967
292	Canara Bank	2,078
515	Dena Bank	504
899	DCB Bank, Ltd. *	1,725
1,346	Federal Bank, Ltd.	3,239
3,650	HDFC Bank, Ltd.	55,094
9,050	ICICI Bank, Ltd.	50,688
1,008	IDBI Bank, Ltd.	1,170
292	Indian Bank	1,009
780	Indian Overseas Bank	770
622	The Jammu & Kashmir Bank, Ltd.	1,477
295	Karnataka Bank, Ltd.	685
193	Oriental Bank of Commerce	1,039
1,250	Punjab National Bank	4,344
4,780	State Bank of India	23,645
399	Syndicate Bank	833
402	Union Bank of India	1,527
541	Vijaya Bank	432
165	Ing Vysya Bank	2,274
650	Yes Bank, Ltd.	7,960
		196,488

TOTAL FOR COMMON STOCKS (Cost $196,488) - 83.28%		$ 196,488

SHORT TERM INVESTMENTS - 11.22%
26,476	Fidelity Institutional Money Market Portfolio 0.07% **	26,476

TOTAL FOR SHORT TERM INVESTMENTS (Cost $26,476) - 11.22%		$ 26,476

TOTAL INVESTMENTS (Cost $222,515) - 94.51%		$ 222,964

OTHER ASSETS LESS LIABILITIES - 5.49%		12,962

NET ASSETS - 100.00%		$ 235,926

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2014.
*** Country breakdown is 100% India.

NOTES TO FINANCIAL STATEMENTS
DMS India Bank Index Fund
1. SECURITY TRANSACTIONS

At December 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $222,515 amounted to $394, which consisted of aggregate gross unrealized appreciation of $4,683 and aggregate gross unrealized depreciation of $4,289.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$196,488	$0	$0	$196,488
Cash Equivalents	$26,476	$0	$0	$26,476
Total	$222,964	$0	$0	$222,964

	DMS India MidCap Index Fund
	Schedule of Investments
	December 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS *** - 89.58%

Aerospace & Defense - 0.66%
136	Bharat Electronics, Ltd.	$ 6,359

Auto Components - 4.43%
1,416	Bharat Forge, Ltd.	21,210
3,823	Exide Industries, Ltd.	10,782
18	MRF, Ltd.	10,826
		42,818
Bank - 6.77%
1,422	Bank of India	6,807
1,016	Canara Bank	7,231
3,502	IDBI Bank, Ltd.	4,064
4,468	Federal Bank, Ltd.	10,751
1,401	Union Bank of India	5,320
538	VYSYA Bank	7,413
1,952	YES Bank, Ltd.	23,905
		65,491
Beverages - 0.88%
644	United Breweries, Ltd.	8,534

Biotechnology - 0.61%
880	Biocon, Ltd.	5,940

Chemicals - 7.32%
1,278	Berger Paints, Ltd.	8,164
2,221	Castrol (India), Ltd.	17,685
1,332	Godejind-eq	6,210
2,258	PidIlite Industries, Ltd.	19,450
3,514	UPL, Ltd.	19,316
		70,825
Construction - 4.77%
689	ACC, Ltd.	15,302
28,864	GMR Infrastructure, Ltd.	7,852
1,018	Engineers India, Ltd.	3,720
129	Shree Cement, Ltd.	19,246
		46,120
Consumer Finance - 5.64%
163	Baja Finance, Ltd.	9,008
2,948	Mahindra & Mahindra Financial Services, Ltd.	15,413
1,371	Shriram Transport Financial Co.	24,102
293	Sundaram Finance, Ltd.	6,021
		54,544
Diversified - 1.64%
880	Reliance Capital, Ltd.	6,907
1,281	TATA Communications, Ltd.	8,960
		15,867
Electric Utilities - 4.40%
2,424	Reliance Infrastructure, Ltd.	19,688
17,522	TATA Power Co., Ltd.	22,832
		42,520
Electrical Equipment - 4.01%
768	Abb, Ltd.	15,694
2,293	Crompton Greaves, Ltd.	6,840
3,722	Havell's India, Ltd.	16,256
		38,790
Food Products - 2.32%
540	Britannia Industries, Ltd.	15,761
2,774	TATA Global Beverages, Ltd.	6,642
		22,403
Healthcare - 2.73%
1,473	Apollo Hospitals Enterprises, Ltd.	26,395

IT Services - 0.98%
1,557	Mphasis, Ltd.	9,520

Independent Power & Renewable - 3.08%
10,698	Adani Power, Ltd. *	7,518
7,274	JSW Energy, Ltd.	11,855
10,625	Reliance Power, Ltd. *	10,407
		29,780
Industrial Congromerates - 2.34%
582	Aditya Birla Nuvo, Ltd.	15,594
17,763	Jaiprakash Accociates, Ltd. *	7,072
		22,666
Insurance - 0.89%
417	Bajaj Finserv, Ltd.	8,649

Internet Software & Services - 0.75%
338	Just Dial, Ltd.	7,255

Life Sciences Tools & Services - 2.09%
741	Divi's Laboratories, Ltd.	20,255

Machinery - 5.93%
10,291	Ashok Leyland, Ltd.	8,390
1,264	Cummins India, Ltd.	17,527
101	Eicher Motors, Ltd.	24,151
430	Thermax, Ltd.	7,285
		57,353
Media - 0.93%
1,487	Sun TV Network, Ltd.	8,987

Metals & Mining - 1.74%
6,989	Jindal Steel & Power, Ltd.	16,834

Oil, Gas & Consumable Fuels - 2.50%
1,521	Hindustan Petroleum Corp., Ltd.	13,208
3,333	Petronet Lng, Ltd.	11,025
		24,233
Personal Products - 5.39%
616	Colgate Palmolive, Ltd.	17,446
1,032	Emami, Ltd.	12,881
4,234	Marico, Ltd.	21,837
		52,164
Pharmaceuticals - 13.20%
2,493	Aurobindo Pharma, Ltd.	44,910
928	Cadila Healthcare, Ltd.	23,548
2,042	Glenmark Pharmaceuticals, Ltd.	24,947
1,561	Piramal Enterprises, Ltd.	20,643
762	Torrent Phamaceuticals, Ltd.	13,662
		127,710
Thrifts & Mortgage Finance - 3.58%
2,220	Indiabulls Housing Finance, Ltd.	16,193
2,670	LIC Housing Finance, Ltd.	18,465
		34,658

TOTAL FOR COMMON STOCKS (Cost $862,284) - 89.58%		$ 866,670

SHORT TERM INVESTMENTS - 3.90%
37,754	Fidelity Institutional Money Market Portfolio 0.07% **	37,754

TOTAL FOR SHORT TERM INVESTMENTS (Cost $37,754) - 3.90%		$ 37,754

TOTAL INVESTMENTS (Cost $900,038) - 93.49%		$ 904,424

OTHER ASSETS LESS LIABILITIES - 6.51%		63,009

NET ASSETS - 100.00%		$ 967,433

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2014 .
*** Country breakdown is 100% India.

NOTES TO FINANCIAL STATEMENTS
DMS India MidCap Index Fund
1. SECURITY TRANSACTIONS

At December 31, 2014 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $900,038 amounted to $2,944, which consisted of aggregate gross unrealized appreciation of $21,169 and aggregate gross unrealized depreciation of $18,225.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2014 :

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$866,670	$0	$0	$866,670
Cash Equivalents	$37,754	$0	$0	$37,754
Total	$904,424	$0	$0	$904,424

	DMS Baltic Index Fund
	Schedule of Investments
	December 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 92.74%

Apparel & Textile Products - 3.01%
7,306	Silvano Fashion Group AS, Class-A (Estonia)	$ 10,431
970	Valmieras Stikla Skiedra (Latvia)	4,366
		14,797
Banking - 2.94%
44,890	Siauliu Bankas (Lithuania)	14,447

Biotech & Pharmaceuticals - 3.40%
1,063	Grindeks (Latvia) *	8,296
1,172	Olaines Kimiski-Farmacetiska Rupnica (Latvia) *	8,409
		16,705
Construction Materials - 1.72%
7,141	Grigiskes (Lithuania)	8,467

Consumer Products - 6.65%
11,939	Agrowill Group (Lithuania) *	2,875
9,602	Pieno Zvaigzdes (Lithuania)	18,007
3,568	Rokiskio Suris (Lithuania)	5,957
6,815	Zemaitijos Pienas ORS (Lithuania) *	5,797
		32,636
Distribution/Wholesale-Consumer Staples - 4.46%
16,230	Linas Argo Group AB (Lithuania) *	13,549
10,267	Premia Foods AS (Estonia)	8,323
		21,872
Electrical Equipment - 1.95%
2,830	AS Harju Elekter (Estonia) *	9,553

Engineering & Construction Services - 4.05%
1,442	AS Merko Ehitus (Estonia)	12,457
2,415	Panevezio Statybos Trestas (Lithuania) *	2,507
3,846	Nordecon International AS (Estonia)	4,933
		19,897
Hardware - 0.17%
388	SAF Tehnika (Latvia)	859

Home & Office Products - 0.60%
160	Vilniaus Baldai AB (Lithuania)	2,962

Investment Management - 0.19%
114	Invl Baltic Farmland AB PVA *	386
244	Invl Baltic Real Estate AB PVA *	543
		929
Marine Transportation Services - 0.20%
2,224	Lativan Shipping (Lativa) *	969

Oil, Gas & Coal - 2.03%
26,461	Klaipedos Nafta PVA (Lithuania)	9,957

Other Financial Services - 0.05%
21	Invl Technology AB PVA *	254

Real Estate Operations & Services - 6.59%
3,473	City Service AB (Lithuania)	7,060
8,354	AS Pro Kapital Grupp (Estonia) *	25,269
		32,329
Retail Discretionary - 15.05%
412	Invalda PVA (Lithuania) *	1,545
7,793	Tallinna Kaubamaja AS (Estonia)	48,088
11,365	AS Baltika (Estonia) *	6,353
5,642	Apranga PVA (Lithuania)	17,885
		73,871
Telecommunications - 4.38%
17,913	Teo LT AB (Lithuania)	21,478

Transportation & Logistics - 19.78%
118,890	Tallink Group AS (Estonia)	97,097

Travel, Lodging & Dining - 6.91%
16,499	Olympic Entertainment Group AS (Estonia)	33,936

Utilities - 8.61%
5,390	Lietuvos Dujos AB (Lithuania)	4,239
1,682	AS Tallinna Vesi, Class A (Estonia)	26,659
9,435	Lesto AB (Lithuania)	11,393
		42,291

TOTAL FOR COMMON STOCKS (Cost $574,458) - 92.74%		$ 455,306

TOTAL INVESTMENTS (Cost $574,458) - 92.74%		$ 455,306

OTHER ASSETS LESS LIABILITIES - 7.26%		35,619

NET ASSETS - 100.00%		$ 490,925

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2014.

NOTES TO FINANCIAL STATEMENTS
DMS Baltic Index Fund
1. SECURITY TRANSACTIONS

At December 31, 2014 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $574,458 amounted to $119,151, which consisted of aggregate gross unrealized appreciation of $6,553 and aggregate gross unrealized depreciation of $125,704.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$455,306	$0	$0	$455,306
Total	$455,306	$0	$0	$455,306

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DMS Funds

By: /s/ Peter R. Kohli

Trustee, Chairman and CEO

Date: February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter R. Kohli

Trustee, Chairman and CEO

(Principal Executive Officer)

Date: February 26, 2015

By: /s/ Christopher M. Farah

Chief Financial Officer

(Principal Financial and Accounting Officer)

Date: February 26, 2015